Pay vs Performance Disclosure - USD ($)	3 Months Ended				6 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	Nov. 30, 2023	Aug. 31, 2023	Nov. 30, 2024	Nov. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (155,374)	$ (204,944)	$ (134,116)	$ 353,082	$ (360,318)	$ 218,966